Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of After Tax Profits and Losses of Associates and Joint Ventures

The Group’s share of after tax profits and losses of associates and joint ventures is set out below:

	2018 £m	2017 £m	2016 £m
Share of after tax profits of associates	28	16	9
Share of after tax profits/(losses) of joint ventures	3	(3)	(4)

	31	13	5

Summary of Group Held for Significant Associate

Summarised income statement information in respect of Innoviva is set out below for the periods in which the Group accounted for its investment in Innoviva as an associate. The Group’s 2018 share of after tax profits of associates and other comprehensive income includes a profit of £33 million and other comprehensive income of £nil in respect of Innoviva.

	2018 £m	2017 £m	2016 £m
Turnover	183	165	98
Profit after taxation	134	103	44
Other comprehensive income	0	—	—
Total comprehensive income	134	103	44

Summary of Aggregated Financial Information

Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2018 £m	2017 £m	2016 £m
Share of turnover	242	252	133
Share of after tax (losses)/profits	(2)	(5)	(1)
Share of other comprehensive income	0	—	—
Share of total comprehensive (expense)/income	(2)	(5)	(1)